Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,232	$ 228,131
Trading financial assets	2,182	9,553
Accounts receivable, net	3,158	2,630
Inventories	23,982	33,011
Other receivables, net	310,393	150,281
Intangible assets	79,099	29,873
Tax recoverable	1,871	1,823
Total current assets	463,391	465,139
Non-current assets:
Operating lease, right-of-use assets	2
Property, plant and equipment, net	1,590	17,143
Goodwill	72	72
Total non-current assets	1,664	17,215
Total assets	465,055	482,354
Current liabilities:
Accrued liabilities	16,824	21,498
Accounts payable	19,347	12,511
Operating lease liabilities	2
Tax payable	182	169
Other payables	3,940	11,844
Total current liabilities	41,937	46,664
Total liabilities	41,937	46,664
Shareholders’ equity Ordinary shares, $0.75 par value, 6,000,000,000 shares authorized, 13,235,873 Class A shares and 2,934,447 Class B shares issued and outstanding as of December 31, 2025, 2,964,518 Class A shares and 163,210 Class B shares issued and outstanding as of December 31, 2024, respectively	5,055	2,191
Statutory Reserve	161	161
Additional paid-in capital	781,484	761,391
Accumulated deficit	(337,870)	(290,261)
Accumulated other comprehensive loss	(25,691)	(31,557)
Non-controlling interests	(21)	(6,235)
Total shareholders’ equity	423,118	435,690
Total liabilities and shareholders’ equity	465,055	482,354
Related Party
Current assets:
Amount due from related parties	39,474	9,837
Current liabilities:
Amount due to related parties	$ 1,642	$ 642